Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure of intangible assets [abstract]
Disclosure of intangible assets [text block]

11 Intangible assets

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2019	3,014	5,599	1,458	962	11,033
Additions	400	67	(0)	24	491
Disposals at cost	(7)	(0)	0	(0)	(8)
Transfers	(16)	(73)	0	0	(89)
Assets reclassified to held for sale	0	(339)	0	(160)	(499)
Expensed exploration expenditures previously capitalised	(1,169)	(1,337)	0	0	(2,506)
Impairment of goodwill	0	0	(42)	0	(42)
Foreign currency translation effects	38	16	64	6	123

Cost at 31 December 2020	2,260	3,932	1,481	831	8,504

Accumulated depreciation and impairment losses at 31 December 2019				(295)	(295)
Amortisation and impairments for the year				(35)	(35)
Accumulated depreciation and impairment assets classified as held for sale				(17)	(17)
Amortisation and impairment losses disposed intangible assets				(6)	(6)
Foreign currency translation effects				(3)	(3)

Accumulated depreciation and impairment losses at 31 December 2020				(356)	(356)

Carrying amount at 31 December 2020	2,260	3,932	1,481	475	8,148

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2018	2,685	5,854	565	797	9,901
Additions through business combinations	0	0	1,070	10	1,080
Additions	515	900	0	155	1,571
Disposals at cost	(7)	(361)	0	(0)	(367)
Transfers	(71)	(143)	0	0	(213)
Expensed exploration expenditures previously capitalised	(120)	(657)	0	0	(777)
Impairment of goodwill	0	0	(164)	0	(164)
Effect of changes in foreign exchange	11	5	(12)	(1)	3

Cost at 31 December 2019	3,014	5,599	1,458	962	11,033

Accumulated depreciation and impairment losses at 31 December 2018				(229)	(229)
Amortisation and impairments for the year				(60)	(60)
Amortisation and impairment losses disposed intangible assets				(6)	(6)
Effect of changes in foreign exchange				1	1

Accumulated depreciation and impairment losses at 31 December 2019				(295)	(295)

Carrying amount at 31 December 2019	3,014	5,599	1,458	667	10,738

The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite useful lives are amortised systematically over their estimated economic lives, ranging between 10-20 years.

Included in the goodwill of USD 1,481 million, USD 678 million is technical goodwill related to business acquired in 2019, Exploration & Production Norway area and USD 472 million is related to acquisition of business in 2019, Marketing Midstream & Processing area.

For assets reclassified to held for sale, see note 4 Acquisitions and disposals.

In 2020, Acquisition cost - oil and gas prospects were impacted by net impairment of signature bonuses and acquisition costs totalling USD 680 million related to unconventional onshore assets in Exploration & Production USA. Impairment of acquisition costs related to exploration activities of USD 657 million was primarily related to dry wells and uncommercial discoveries in Exploration & Production International in the South America and Europe and Asia areas and unconventional onshore assets in Exploration & Production USA.

During 2019, Acquisition cost - oil and gas prospects were impacted by net impairment of signature bonuses and acquisition costs totalling USD 608 million related to Exploration & Production USA (formerly named as North America – unconventional) and impairment of acquisition costs related to exploration activities of USD 49 million primarily as a result from dry wells and uncommercial discoveries in Europe and Asia and Sub Sahara areas.

During 2019, Other intangible assets were impacted by impairment losses of USD 41 million.

See note 10 Property, plant and equipment regarding sensitivities.

In the fourth quarter of 2020, Equinor decided to impair capitalised well costs of USD 982 million related to Equinor’s Block 2 exploration licence in Tanzania, included in intangible assets, because overall project economics have not yet improved sufficiently to justify keeping it on the balance sheet. The impairment is presented in the line item Exploration expenses.

Impairment losses and reversals of impairment losses are presented as Exploration expenses and Depreciation, amortisation and net impairment losses on the basis of their nature as exploration assets (intangible assets) and other intangible assets, respectively. The impairment losses and reversal of impairment losses are based on recoverable amount estimates triggered by changes in reserve estimates, cost estimates and market conditions. See note 10 Property, plant and equipment for more information on the basis for impairment assessments.

The table below shows the aging of capitalised exploration expenditures.
(in USD million)	2020	2019

Less than one year	604	684
Between one and five years	623	1,056
More than five years	1,033	1,274

Total capitalised exploration expenditures	2,260	3,014

The table below shows the components of the exploration expenses.
	Full year
(in USD million)	2020	2019	2018

Exploration expenditures	1,371	1,584	1,438
Expensed exploration expenditures previously capitalised	2,506	777	357
Capitalised exploration	(394)	(507)	(390)

Exploration expenses	3,483	1,854	1,405